Prospectus supplement dated August 6, 2014
to the following prospectus(es):
BOA America's FUTURE Annuity II, Nationwide Destination All American Gold, Compass All American Gold, Key All American Gold, M&T All American Gold (Variable Annuity Portfolio II), Wells Fargo Gold Variable Annuity, BOA Achiever Annuity, BOA Future Venue Annuity, Nationwide Heritage Annuity, Nationwide Destination C, BOA Elite Venue Annuity, Nationwide Destination L, Nationwide Destination B, Nationwide Destination EV (2.0), Nationwide Destination EV NY (2.0), Nationwide Destination B NY (2.0), Nationwide Destination Navigator (2.0), Nationwide Destination Navigator NY (2.0), Nationwide Destination All American Gold (2.0), Nationwide Destination All American Gold NY (2.0), and BOA All American Annuity prospectus dated May 1, 2014
BOA Choice Venue Annuity II, Nationwide Destination EV, Nationwide Destination Navigator, and Nationwide Destination Navigator (New York) prospectus dated May 1, 2013
Schwab Income Choice Variable Annuity prospectus dated May 1, 2012
Schwab Custom Solutions Variable Annuity prospectus dated May 1, 2010
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The prospectus offers the following underlying mutual funds as investment options under the contract. The prospectus has been corrected to reflect updated information for these investment options as indicated below:
UNDERLYING MUTUAL FUND	UPDATED INFORMATION
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund	Sub-advisor: BlackRock Investment Management, LLC
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund	Sub-advisor: The Boston Company Asset Management, LLC
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund	Sub-advisor: Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund	Sub-advisor: Massachusetts Financial Services Company; Pyramis Global Advisors LLC; and Winslow Capital Management, LLC
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund	Sub-advisor: Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund	Sub-advisor: Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund	Sub-advisor: Morgan Stanley Investment Management Inc.; Neuberger Berman Management LLC; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
PROS-0275